SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
As of December 31, 2022 and 2021, shares issuable which could potentially dilute future earnings were as follows

For the three and nine months ended September 30, 2023 and 2022, the Company incurred net losses which cannot be diluted; therefore, basic and diluted loss per common share is the same. As of September 30, 2023 and 2022, shares issuable which could potentially dilute future earnings were as follows:

	September 30,
	2023	2022

Preferred Shares	10,463,363	7,576,999
Warrants	964,834,419	489,834,426
Stock Options	—	163,142,084
Shares excluded from the calculation of diluted loss per share	975,297,782	660,553,509

For the years ended December 31, 2022 and 2021, the Company incurred net losses which cannot be diluted; therefore, basic and diluted loss per common share is the same. As of December 31, 2022 and 2021, shares issuable which could potentially dilute future earnings were as follows:

	December 31,
	2022	2021

Preferred Shares	200,933	200,933
Ordinary Warrants	5,700	5,700
Preferred Warrants	133,206	133,206
Stock Options	44,365	47,499
Shares excluded from the calculation of diluted loss per share	384,204	387,338